Long-Term Debt (Interest Expense) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Borrowings [Abstract]
Interest expense - long-term debt		$ 223	$ 223
Amortization of senior notes discounts		1	1
Interest income - short-term (net)		(5)	(4)
Interest on lease liabilities (note 14)		41	45
Interest expense - other		0	(34)
Interest expense	$ 35	$ 260	$ 231